Equity - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU performance factor adjustment (in shares)	(192,016)	218,213
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,778,192	1,674,637
Granted (in shares)	449,625	379,257
Exercised (in shares)	(730,536)	(290,820)
Forfeited (in shares)	0	(203,095)
Balance at (in shares)	1,305,265	1,778,192